RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Text Block]
8.	RELATED PARTY TRANSACTIONS

Amounts payable to related parties as of December 31, 2011 of $128,771 (2010 - $72,159) is owing to directors, former directors, a company controlled by an officer and to a public company with directors in common, for management fees, consulting fees and for expenses paid on behalf of the Company. The amounts are non-interest bearing, unsecured, and have no fixed terms of repayment.

During the year ended December 31, 2011, the Company incurred $60,000 (2010 - $70,500; 2009 - $78,000) in management fees to its directors and officers.

The above transactions have been recorded at their exchange amount being the amount of consideration established and agreed to by the related parties.